Business combinations	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business combinations

7. Business combinations

Summary of acquisitions during the year ended March 31, 2022:

During the year ended March 31, 2022, the Company has completed four business combinations by acquiring 100% equity interest in:

(a)
Capco and its subsidiaries (“Capco”), a global management and technology consultancy company providing digital, consulting and technology services to financial institutions in the Americas, Europe and Asia Pacific. This acquisition makes the Company one of the largest end-to-end global consulting, technology and transformation service providers to the banking and financial services industry. By combining our capabilities in strategic design, digital transformation, cloud, cybersecurity, IT and operations services with Capco’s domain and consulting strength, our SMUs will be able to provide our clients the access to a partner who can deliver integrated, bespoke solutions to help fuel growth and achieve their transformation objectives. The acquisition was consummated on April 29, 2021 for total cash consideration of ₹ 109,530.
(b)
Ampion Holdings Pty Ltd and its subsidiaries (“Ampion”), an Australia-based provider of cyber security, DevOps and quality engineering services. This acquisition is an important step in the direction of our new operating model which emphasizes strategic investments in focus geographies, proximity to customers, agility, scale and localization. It reinstates the commitment towards clients and stakeholders in Australia and New Zealand, under our APMEA SMU. Further, Ampion’s product and services combined with ours and powered by engineering transformation, DevOps and security consulting services will bring scale and market agility to respond to the growing demands of customers. The acquisition was consummated on August 6, 2021 for total cash consideration of ₹ 9,102.
(c)
Edgile, LLC (“Edgile”), a US-based transformational cybersecurity consulting provider that focuses on risk and compliance, information and cloud security, and digital identity. This acquisition helps address the fast-growing demand for transformational cybersecurity consulting among Global 2000 enterprises. Together, Wipro and Edgile will help enterprises enhance boardroom governance of cybersecurity risk, invest in robust cyber strategies, and reap the value of practical security in action. In collaboration with an extensive roster of alliance partners from Wipro and Edgile, we will enable organizations to accelerate their digital transformation and operate in virtual and digital supply chains. The acquisition was consummated on December 31, 2021 for total consideration (upfront cash payout to acquire control and contingent consideration) of ₹ 17,176.
(d)
LeanSwift Solutions Inc. and its subsidiaries (“LeanSwift”), a system integrator of Infor products for customers across the Americas and Europe. This acquisition aligns with our strategic investments in cloud transformation. The combined entity will provide Wipro an edge in key transformation deals, especially in the manufacturing and distribution sectors, by combining LeanSwift’s expertise in the Infor CloudSuites with our broader cloud-native digital capabilities. The acquisition was consummated on December 31, 2021 for total cash consideration of ₹ 1,625.

The following table presents the purchase price allocation:

	Capco		Ampion		Edgile		LeanSwift
Net assets	₹	1,138	₹	1,126	₹	1,289	₹	186
Fair value of property, plant and equipment		647		35		17		9
Fair value of right-of-use assets		2,882		74		-		-
Fair value of customer-related intangibles		24,273		1,748		1,717		63
Fair value of marketing-related intangibles		8,083		460		1,160		111
Deferred tax liabilities on intangible assets		(9,383)		(663)		-		(49)
Total	₹	27,640	₹	2,780	₹	4,183	₹	320
Goodwill		81,890		6,322		12,993		1,305
Total purchase price	₹	109,530	₹	9,102	₹	17,176	₹	1,625

Net Assets include:
Cash and cash equivalents	₹	4,278	₹	855	₹	907	₹	145
Fair value of acquired trade receivables included in net assets		6,167		1,074		819		201
Gross contractual amount of acquired trade receivables		6,181		1,074		819		217
Less: Allowance for lifetime expected credit loss		(14)		-		-		(16)

Amount included in general and administrative expenses:
Transaction costs	₹	358	₹	49	₹	152	₹	88

The goodwill of ₹ 102,510 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes except for Edgile, LLC in the United States of America.

The total consideration of Edgile includes a contingent consideration linked to achievement of revenues and earnings over a period of 2 years ending December 31, 2023, and range of contingent consideration payable is between ₹ Nil and ₹ 2,230. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 2.9% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is ₹ 1,531 as at the date of acquisition. The discounted fair value of contingent consideration of ₹ 1,462 is recorded as part of purchase price allocation.

Summary of acquisitions during the year ended March 31, 2023:

During the year ended March 31, 2023, the Company has completed two business combinations by acquiring 100% equity interest in:

(a)
Convergence Acceleration Solutions, LLC (“CAS Group”), a US-based consulting and program management company that specializes in driving large-scale business and technology transformation for Fortune 100 communications service providers. The acquisition advances the Company’s strategic consulting capabilities as we help our clients drive large scale business and technology transformation. The acquisition was consummated on April 11, 2022 for total cash consideration (upfront cash to acquire control and contingent consideration) of ₹ 5,587.
(b)
Rizing Intermediate Holdings, Inc and its subsidiaries (“Rizing”), a global SAP consulting firm with industry expertise and consulting capabilities in enterprise asset management, consumer industries, and human experience management. Rizing complements the Company in capabilities (EAM, HCM and S/4HANA), in industries such as Energy and Utilities, Retail and Consumer Products, Manufacturing and Hi Tech in geographies across North America, Europe, Asia, and Australia. The acquisition was consummated on May 20, 2022 for total cash consideration of ₹ 43,830. During the year ended March 31, 2024, the Company finalized the purchase price allocation as set forth below.

The following table presents the purchase price allocation:

	CAS Group		Rizing
Net assets	₹	532	₹	3,850
Fair value of property, plant and equipment		-		373
Fair value of right-of-use assets		-		201
Fair value of customer-related intangibles		1,708		3,894
Fair value of marketing-related intangibles		-		482
Deferred tax liabilities on intangible assets		-		(1,750)
Total	₹	2,240	₹	7,050
Goodwill		3,347		36,780
Total purchase price	₹	5,587	₹	43,830

Net Assets include:
Cash and cash equivalents	₹	127	₹	2,114
Fair value of acquired trade receivables included in net assets		452		3,220
Gross contractual amount of acquired trade receivables		452		3,233
Less: Allowance for lifetime expected credit loss		-		(13)

Amount included in general and administrative expenses:
Transaction costs	₹	19	₹	99

The goodwill of ₹ 40,127 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes except for CAS Group in the United States of America.

The total consideration of CAS Group includes a contingent consideration linked to achievement of revenues and earnings over a period of 3 years ending December 31, 2024, and range of contingent consideration payable is between ₹ Nil and ₹ 2,277. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 4.58% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is ₹ 1,804 as at the date of acquisition. The discounted fair value of contingent consideration of ₹ 1,662 is recorded as part of purchase price allocation.

Summary of acquisitions during the year ended March 31, 2024:

During the year ended March 31, 2024, the Company has completed a business combination by acquiring 60% equity interest in Aggne Global Inc. and Aggne Global IT Services Private Limited ("Aggne"), a leading consulting and managed services company serving the insurance and insurtech industries. Aggne is a leading alliance partner of Duck Creek, which is a market-leading platform for property and casualty insurance. The acquisition was consummated on February 13, 2024, for total cash consideration of ₹ 5,525. The purchase price allocation for Aggne is provisional and will be finalized as soon as practicable within the measurement period.

	Aggne
Net assets	₹	194
Fair value of property, plant and equipment		374
Fair value of right-of-use assets		33
Fair value of customer-related intangibles		556
Fair value of marketing-related intangibles		390
Deferred tax liabilities on intangible assets		(367)
Total	₹	1,180
Goodwill		4,817
Share of non-controlling interests		(472)
Total purchase price	₹	5,525

Net Assets include:
Cash and cash equivalents	₹	153
Fair value of acquired trade receivables included in net assets		113
Gross contractual amount of acquired trade receivables		113
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	31

The goodwill of ₹ 4,817 comprises value of acquired workforce and expected synergies arising from the business combination. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes.

The interest of non-controlling shareholders is measured at the non-controlling interest’s proportionate share of the fair value of the identifiable net assets of Aggne.

The Company has issued put options to non-controlling interests in Aggne in accordance with the terms of underlying shareholders agreement and will be settled in cash. As at the acquisition date, the Company has recorded a financial liability for the estimated present value of its gross obligation to purchase the non-controlling interest with a corresponding adjustment to equity. The fair value of the financial liability is estimated as per the terms of shareholders agreement and the undiscounted fair value of the financial liability is ₹ 5,176 as at the date of acquisition. Considering the discount rate of 5.87%, the discounted fair value of the financial liability is ₹ 4,238.

The pro-forma effects of acquisition of Aggne for the year ended March 31, 2024, on the Company’s revenues and profits were not material.